PROSPECTUS


                                 January 8, 2002




                                  EVEREST3 FUND


                          A series of the Everest Funds



                                     [LOGO]



The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.




                              ---------------------
                                TABLE OF CONTENTS
                              ---------------------


GOALS AND PRINCIPAL INVESTMENT STRATEGIES......................................1

PRINCIPAL INVESTMENT RISKS.....................................................1

PERFORMANCE INFORMATION........................................................4

FEES AND EXPENSES..............................................................5

HOW THE FUND INVESTS...........................................................6

   TEMPORARY INVESTMENTS.......................................................8

MANAGEMENT OF THE FUND.........................................................8

DETERMINATION OF NET ASSET VALUE...............................................9

BUYING SHARES..................................................................9

   METHODS OF BUYING..........................................................10

REDEEMING SHARES..............................................................11

   METHODS OF BUYING..........................................................11

DISTRIBUTION OF FUND SHARES...................................................14

DISTRIBUTIONS AND TAXES.......................................................15

FINANCIAL HIGHLIGHTS..........................................................17



Goals and Principal Investment Strategies
--------------------------------------------------------------------------------
The Everest3 Fund (the "Fund") pursues a goal of long-term capital growth. The Fund's goals and strategies may be changed by action of the Board of Trustees of the Everest Funds (the "Trust") without shareholder approval.

Under normal market conditions, the Fund seeks to meet its goal by investing its assets mainly in shares of exchange-traded funds ("ETFs"). The Fund invests primarily in Standard & Poor's Depositary Receipts(R), or "SPDRs"(R) (sometimes called "Spiders"); in DIAMONDSSM; and in Nasdaq-100 SharesSM, or "QQQs" (sometimes called "Cubes," "Qubes" or "Qs"). SPDRs, DIAMONDS, and QQQs are shares in ETFs that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index(R) (the "S&P 500(R) Index"), the Dow Jones Industrial AverageSM, and the Nasdaq-100 Index(R), respectively. By investing in ETFs that track these three market indices, the Fund will obtain a broadly diversified, index-based investment portfolio. The expenses associated with investing in ETFs are typically lower than the expenses associated with investing in all of the underlying securities that comprise the indices that the ETFs track.

--------------------------------------------------------------------------------
Exchange-Traded Fund: A fund that holds a portfolio of common stocks designed to track the performance of a particular index and whose shares trade throughout the trading day. See "Exchange-Traded Funds" below.
--------------------------------------------------------------------------------

The Fund cannot guarantee that it will achieve its goals. For more information, see "How the Fund Invests" on page 6 of this prospectus.

Principal Investment Risks
--------------------------------------------------------------------------------
You should be aware that you may lose money by investing in the Fund. The principal risks of investing in the Fund are discussed below.

|X|  Investment in Common Stocks
     The Fund invests indirectly in common stocks that are held by the ETFs in which the Fund holds shares. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary, and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, and banking crises. If you held common stocks of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.

|X|  Liquidity Risks
     The ETFs in which the Fund invests are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of illiquid securities at an advantageous time or price. To the extent that the ETFs in which the Fund invests holds securities of companies with smaller market capitalization or securities with substantial market risk, they will have a greater exposure to liquidity risk.

|X|  Management Selection Risk
     The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the manager or sub-adviser's allocation of the Fund's assets. The manager or sub-adviser's judgments about the attractiveness, value and potential appreciation of particular ETFs in which the Fund invests may prove to be incorrect and there is no guarantee that the manager or sub-adviser's judgment will produce the desired results. It is possible that the manager or sub-adviser will over-emphasize ETFs that perform poorly or underperform other ETFs under various market conditions.

|X|  Technology Risk
     To the extent that the Fund indirectly invests in technology related stocks, it is subject to special technology risks. Technology related companies face risks such as competitive pressures and technological obsolescence and may be subject to greater governmental regulation than many other industries. The value of the Fund's shares may be susceptible to factors affecting the technology areas and to greater risk and market fluctuation than an investment in the fund that invests in a broader range of portfolio securities. Furthermore, companies within the technology industries face greater risks of competition from new market entrances and increased research and development costs. Companies in these areas are often dependent upon consumer and business acceptance as new technologies evolve.

|X|  Non-Diversification Risk
     The Fund is a "non-diversified," which means that more of the Fund's assets may be invested in the securities of a single issuer than a diversified fund. This may make the value of the Fund's shares more susceptible to certain risks than shares of a diversified fund. As a non-diversified Fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

|X|  "Fund of Funds" Structure and Expenses
     The Fund is a "fund of funds." The term "fund of funds" is typically used to describe an investment company, such as the Fund, that pursues its investment objective by investing in other investment companies, such as ETFs. Federal law generally prohibits the Fund from acquiring shares of an ETF if, immediately after such acquisition, the Fund and its affiliated persons  would  hold  more than 3 percent  of the ETF's  total  outstanding stock. This prohibition may prevent the Fund from allocating its investments in the manner its manager or sub-adviser considers optimal.

     Your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETFs' shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. The Fund is best suited for long-term investors.

|X|  Tracking Risks
     Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indexes they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other ETF expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indexes. Certain securities comprising the indexes tracked by the ETFs may, from time to time, temporarily be unavailable.

|X|  Buying and Selling ETF Shares
     The Fund may not be able to buy or sell ETF shares during any period in which the applicable exchange halts trading. An exchange may halt trading as the result of the activation of market-wide "circuit-breakers," or whenever officials of the applicable exchange determine it is appropriate in the interest of a fair and orderly market or to protect investors.
--------------------------------------------------------------------------------
Circuit Breakers:
Measures instituted by the various exchanges to halt trading temporarily when the market falls by an amount based on a specified percentage decline in a specified period.
--------------------------------------------------------------------------------

|X|  Net Asset Value and Market Price
     The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

|X|  Price Volatility Risks
     The ETF shares in which the Fund invests represent segments of the stock market as a whole and generally will be more volatile than the stock market as a whole. To the extent that the Fund invests in Nasdaq-100 Shares, the Fund is subject to the price volatility risks associated with an investment in a portfolio of equity securities concentrated in the technology sector. In addition, both the Dow Jones Industrial Average and the Nasdaq-100 Index include individual securities representing more than five percent of the index's value, giving rise to the possibility that changes in the value of individual securities may result in significant changes in the value of DIAMONDS or Nasdaq-100 Shares.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Performance Information
--------------------------------------------------------------------------------
The performance information that follows gives some indication of how the Fund's performance can vary. The bar charts indicate the risks of investing in the Fund by showing the performance of the Fund for the calendar year 2001. The table shows the Fund's average annual total returns compared to broad-based securities market indexes. Please remember that the Fund's past performance does not reflect how the Fund may perform in the future.

                                  Everest3 Fund
                     Calendar Year Return as of December 31*

[GRAPH]

2001            (14.00)%

 *The Fund's year-to-date performance through October 31, 2001 was (22.40)%

                        Best and Worst Quarterly Returns

                          12.36%     (4th Quarter, 2001)
                         (17.64)%    (3rd Quarter, 2001)

                          Average Annual Total Returns
                             as of December 31, 2001

                                                                       Since
                                                       1 Year       Inception(1)
                                                       ------       ------------
                Everest3 Fund                         (14.00)%        (14.94)%
                S&P 500 Index(2)                      (11.89)%        (10.61)%
                Dow Jones Industrial Average(3)       (5.44)%         (1.83)%
                Nasdaq-100 Index(4)                   (32.62)%        (34.73)%

(1) The Fund commenced operations on December 1, 2000.
(2) The S&P 500 Index is an unmanaged, market-value weighted index of 500 stocks chosen for market size, liquidity, and industry group representation, and is widely regarded as a standard for measuring large-cap U.S. stock market performance. It includes reinvested dividends.
(3) The Dow Jones Industrial Averages is an unmanaged, price-weighted average of 30 widely held stocks that are generally the leaders in their industries. It includes reinvested dividends.
(4) The Nasdaq-100 Index is an unmanaged, modified capitalization-weighted index of the 100 largest and most actively traded non-financial domestic and international issues listed on The Nasdaq Stock Market(R) based on market capitalization. It includes reinvested dividends.

Fees and Expenses
--------------------------------------------------------------------------------
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


---------------------------------------------------------------- ---------------
 Shareholder Fees (fees paid directly from your investment)        Everest3 Fund
---------------------------------------------------------------- ---------------
         Maximum Sales Charge (Load) on Purchases                      None
         Maximum Deferred Sales Charge (Load) on Redemptions           None
         Redemption Fee (as a percentage of amount redeemed)(1)        0.50%
         Maximum Account Fee(2)                                        None
---------------------------------------------------------------- ---------------

---------------------------------------------------------------- ---------------
Annual Fund Operating Expenses (expenses deducted from             Everest3 Fund
Fund assets)
---------------------------------------------------------------- ---------------
         Management Fees                                               0.50%
         Distribution and/or Service (12b-1) Fees                      0.25%
         Other Expenses(3)                                             5.57%
         Total Annual Fund Operating Expenses(4)(5)                    6.32%
---------------------------------------------------------------- ---------------

(1) The Fund charges a redemption fee of 0.50% on shares you have held for less than 90 days.
(2) IRA accounts are charged a maximum account fee of $12.50 per year.
(3) Shareholders of the Fund will indirectly bear their proportionate share of any fees and expenses charged by the ETFs in which the Fund invests. Of the three ETFs that track market indices and in which the Fund intends to principally invest, their total expenses as of the date of this Prospectus range from 0.12% to 0.18%. These fees are subject to change at the ETF sponsors' discretion. Actual underlying ETF expenses for the Fund are expected to vary with changes in the allocation of the Fund's assets among various ETFs. These expenses are not included in the table above or the example below.
(4) The manager has voluntarily agreed to waive all or a portion of its management fee and/or reimburse expenses to limit the Total Annual Operating Expenses for shares of the Fund to 0.75%. These expense limitations are not reflected in the table above or example below. The manager may choose to terminate these waivers or revise the limits on Total Annual Operating Expenses at any time.
(5) If the expense information in the table was restated to reflect current fees, the Fund's Other Expenses and Total Annual Fund Operating Expenses would be 2.88% and 3.63%, respectively.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

1. You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares of such Fund at the end of those periods,

2.   You reinvested all dividends and capital gain distributions,

3.   Your investment has a 5% return each year, and

4.   The applicable Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         --------------------- ----------- ------------ ----------- -----------
                                 1 Year      3 Years     5 Years     10 Years
                                 ------      -------     -------     --------
         --------------------- ----------- ------------ ----------- -----------
         Everest3 Fund            $628       $1,859       $3,057      $5,918
         --------------------- ----------- ------------ ----------- -----------

How the Fund Invests
--------------------------------------------------------------------------------
The Everest3 Fund (pronounced Everest "cubed" Fund) seeks to meet its goal by investing its assets mainly in shares of three ETFs, SPDRS(R), DIAMONDSSM, and QQQs, or Cubes, each of which tracks a major market index (See table below). By investing in ETFs that track three market indices, the Fund will obtain a broadly diversified, index-based investment portfolio. The Fund's manager or sub-adviser will allocate its assets in a manner that gives the Fund the flexibility to participate in overall stock market performance while actively managing the Fund's portfolio. The manager or sub-adviser will allocate the Fund's assets among ETF shares according to the following general guidelines:

ETF Shares Market Index Tracked*                                         Investment Amounts
---------- ------------------------------------------------------------- ---------------------
SPDRs      S&P 500 Index (a market-value weighted index of 500 stocks    Between 10% and 80%
           chosen for market size, liquidity, and industry group
           representation, widely regarded as a standard for measuring large-cap U.S. stock market performance)
---------- ------------------------------------------------------------- ---------------------
DIAMONDS   Dow Jones Industrial Average (a price-weighted average of     Between 10% and 80%
           30 widely held stocks that are generally the leaders in
           their industries)
---------- ------------------------------------------------------------- ---------------------
QQQs       Nasdaq-100 Index (a modified capitalization-weighted index    Between 10% and 80%
           of the 100 largest and most actively traded non-financial
           domestic and international issues listed on The Nasdaq Stock
           Market(R) based on market capitalization)
---------- ------------------------------------------------------------- ---------------------
*Standard & Poor's Depositary  Receipts(R),  SPDRs(R), the Standard & Poor's 500
Composite Stock Price Index(R), and S&P 500(R) are trademarks of The McGraw Hill
Companies, Inc. Dow Jones Industrial AverageSM and DIAMONDSSM are trademarks and service  marks of Dow Jones &  Company,  Inc.  Nasdaq-100  Index(R),  Nasdaq-100
SharesSM, and The Nasdaq Stock Market(R) are trademarks and service marks of The
Nasdaq  Stock  Market,  Inc.  Neither  Everest  Funds nor the  Everest3  Fund is
associated  with, or sponsored,  endorsed,  sold or promoted by, The McGraw Hill
Companies,  Inc.,  Dow Jones & Company,  Inc., or The Nasdaq Stock Market,  Inc.
----------------------------------------------------------------------------------------------

Under normal conditions, the Fund will invest at least 90% of its assets in a combination of shares of the three ETFs listed above. In each case, the Fund may invest, instead of or in addition to these ETFs, in shares of an alternate ETF tracking the same market index or another market index with the same general market.

To invest in the manner described above, the Fund's manager or sub-adviser will review and adjust accordingly the asset allocation of the Fund on a quarterly basis. The Fund does not intend to trade actively among the ETFs' shares or intend to capture short-term market opportunities. Generally, the Fund will sell securities only in response to redemption requests, to adjust the number of shares held to maintain the Fund's target asset allocation, or to make the quarterly adjustment to the Fund's asset allocation. The manager or sub-adviser seeks to limit the amount of securities sold because the turnover rate of the portfolio (the volume of shares bought and sold by the Fund) affects the Fund's returns. Typically, the greater the turnover rate of the portfolio, the greater the impact that brokerage commissions and other transaction costs have on the Fund's return. High turnover rates are more likely to generate capital gains that must be distributed to shareholders as income subject to taxes.

Exchange-Traded Funds
The securities in which the Fund invests are shares of ETFs. Each share represents an undivided ownership interest in the portfolio of stocks held by an ETF. ETFs are trusts that acquire and hold either:

|X| shares of all of the companies that are represented by a particular index in the same proportion that is represented in the indices themselves; or

|X| shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index's underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly.

ETFs generally do not sell or redeem their shares for cash, and most investors do not purchase or redeem shares directly from an ETF at all. Instead, the ETF issues and redeems its shares in large blocks (typically 50,000 of its shares) called "creation units." Creation units are issued to anyone who deposits a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, and creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Most ETF investors, however, purchase and sell ETF shares in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. ETF investors generally must pay a brokerage fee for each purchase or sale of ETF shares, including purchases made to reinvest dividends.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF's portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

The Fund will invest in ETF shares only if the ETF is registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). If an ETF in which the Fund invests ceases to be a registered investment company, the Fund will dispose of the securities of the ETF. Furthermore, in connection with its investment in ETF shares, the Fund will incur various costs that you will ultimately bear. The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs to you. In addition, the Fund is subject to the other fees as an investor in ETFs. Generally, those fees include, but are not limited to, trustees fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of ETFs and therefore the shares representing a beneficial interest therein.

Temporary Investments
When the manager or sub-advisor believes market or economic conditions are unfavorable for investors, the Fund may invest up to 100% of its assets in a temporary defensive manner or hold a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments, such as money market fund shares, money market instruments, and/or high quality short-term debt securities. The manager or sub-adviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in common stocks or shares of ETFs. In these circumstances, the Fund may be unable to achieve its investment goal.

Management of the Fund
--------------------------------------------------------------------------------
Manager
The manager, Everest Funds Management, LLC, subject to the general supervision of the Everest Funds' Board of Trustees, is the investment adviser to the Fund and is responsible for the day-to-day management of the Fund in accordance with the Fund's objectives and policies. This includes making investment decisions, and buying and selling securities. The manager is located at 5805 S. 86th Circle, Omaha, Nebraska 68127. As of the date of this Prospectus, the only discretionary assets under management of the manager are the assets of the Everest Funds.

In exchange for its services, the manager is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 0.50% of the average daily net assets of the Fund. The manager has voluntarily agreed that in the event that the Fund's operating expenses (including the management fee but excluding taxes, interest, brokerage and extraordinary expenses, if any) exceed 0.75% of the Fund's average daily net assets, on an annual basis, the manager will reduce the amount of the management fee or assume expenses of the Fund in the amount of such excess. No sales charges or commissions are payable in connection with the sale of the Fund's shares.

Sub-Adviser
The manager has entered into a sub-advisory agreement with Pflug Koory, LLC, to assist it in the day-to-day management and provide other advisory services to the Fund. These services include developing and maintaining an investment program for the Fund, making investment decisions with the assets of the Fund, and placing all orders for the purchase and sale of securities on behalf of the Fund. The sub-adviser is located at 14441 Dupont Court, Suite 100, Omaha, Nebraska 68144.

In exchange for its services to the manager, the sub-adviser is entitled to receive an annual management fee calculated daily and payable monthly, equal to 0.15% of the average daily net assets of the Fund. The sub-adviser fees are paid directly by the manager out of the manager's annual advisory fees.

Portfolio Managers

|X| Douglas M. Larson, Chief Investment Officer of the manager, serves as lead portfolio manager to the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Prior to joining the manager, Mr. Larson served as a Vice President and Senior Trust Officer of Commercial Federal Bank in Omaha, Nebraska, from June 1999 through April 2000. Prior to that, he served as Senior Vice President and Senior Trust Officer at Marquette Bank from April 1996 through June 1999. Prior to that, Mr. Larson served as a Trust Department Manager and Trust Officer in two community banks in central Iowa.

|X| Thomas F. Pflug, President of the sub-adviser, serves as co-portfolio manager to the Fund. Mr. Pflug has been President of the sub-adviser and its predecessor entity, Pflug Investment Management, Inc., since its inception in 1992. Mr. Pflug was a Vice President at Wallace R. Weitz & Co., an investment adviser in Nebraska, from 1989 through 1992.

Transfer Agent, Custodian and other Services
U.S. Bancorp Fund Services, LLC (the "Transfer Agent"), located in Milwaukee, Wisconsin, provides administrative, accounting and transfer agent services to the Fund. U.S. Bank, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

Determination of Net Asset Value
--------------------------------------------------------------------------------
The value of a single share of the Fund is the net asset value per share ("NAV") calculated by adding the value of the Fund's investments, cash and other assets less liabilities, and dividing by the total number of outstanding shares of the Fund. The Fund's NAV is normally calculated as of the close of business of the New York Stock Exchange (the "NYSE") (usually 4:00 p.m. Eastern time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes at any other time, or if an emergency exists, the Fund's NAV may be calculated at a different time. The Fund is open for business each day the NYSE is open. The NYSE is closed most national holidays and Good Friday.

The assets of the Fund consist primarily of ETF shares, which are all traded on a securities exchange. Unlike shares of the Fund that are only valued once a day, ETF shares are valued on an ongoing basis on the basis of market quotations. To the extent that the Fund's assets are traded in other markets on days in which the NYSE is closed, the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days in which the Fund is open for business.

Buying Shares
--------------------------------------------------------------------------------
To open an account, you must invest at least the minimum amount.

     Minimum                      To Open             To Add to
   Investments                  Your Account        Your Account
  -------------                 ------------        ------------
   Regular accounts               $5,000               $250
   IRA accounts                   $2,000               $100

The Fund's investors are subject to the same policies and restrictions when purchasing Fund shares. Shares of the Fund may be purchased by check or by wire transfer of funds through a bank or through one or more brokers authorized by the applicable Fund to receive purchase orders. The minimum initial investment for regular accounts is $5,000 and $2,000 for IRA accounts. Initial investments may be made in any amount in excess of these amounts. To add to existing accounts, regular accounts require a minimum investment of $250, and IRA accounts require a $100 investment.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting management strategies and by increasing expenses. Accordingly, the Fund may reject your purchase order if in the manager's opinion, you have a pattern of short-term or excessive trading, your trading has been or may be disruptive to the Fund, or rejection otherwise would be in the Fund's best interest.

--------------------------------------------------------------------------------
When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

|X|  The name of the Fund

|X|  The dollar amount of shares to be purchased

|X|  Purchase application or investment stub

|X|  Check payable to "Everest Funds"
--------------------------------------------------------------------------------

Timing of Requests
Your share price will be the next NAV calculated after the Transfer Agent receives your request in good order. All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day. Requests received after 4:00 p.m. will receive the next business day's NAV.

Methods of Buying

Through  an         You   can   purchase   shares   of   the   Fund  through any
authorized          broker-dealer organization that has been authorized  by  the
broker-dealers      Fund.  These  are  further  authorized  to  designate  other
                    broker-dealer   intermediaries   to  receive   purchase  and
                    redemption  orders on the Fund's behalf. A purchase order is
                    deemed   received   by   the   Fund   when   an   authorized
                    broker-dealer,   or,  if   applicable,   a   broker-dealer's
                    authorized  designee,  receives  the  request in good order.
                    Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail To open an account, complete an account application form and send it together with your check for the amount you wish to invest in the Fund to the address below. To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent. No third party checks will be accepted. If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent. Please visit www.everestfund.com for more information about how to purchase shares of the Funds.

                    Regular Mail                               Overnight Delivery
                    Everest Funds                              Everest Funds
                    Everest3 Fund                              Everest3 Fund
                    c/o U.S. Bancorp Fund Services, LLC        c/o U.S. Bancorp Fund Services, LLC
                    P.O. Box 701                               615 E. Michigan Street, Third Floor
                    Milwaukee, WI 53201-0701                   Milwaukee, Wisconsin  53202

                    NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.

By telephone        To make  additional investments by telephone, you must check
                    the  appropriate  box  on  your  account   application  form
                    authorizing   telephone   purchases.   If  you  have   given
                    authorization for telephone transactions and your account has been open for at least 15 days, call the Transfer Agent toll free at 1-866-232-EVER and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By wire To open an account or to make additional investments by wire, call 1-866-232-EVER to obtain a shareholder account number and instructions. You should then instruct your bank to wire transfer the intended amount in federal funds to:

                    U.S. Bank, N.A.
                    Milwaukee, WI  53202
                    ABA #:  042000013
                    Credit:  U.S. Bancorp Fund Services, LLC
                    Account #:  112-952-137
                    Further Credit:   Everest Funds,  Everest3 Fund
                                      (your name or the title on the account)
                                      (your account #)

Through an          Once  you  open your account, you may purchase shares of the
Automatic           Fund through  an  Automatic Investment Plan ("AIP"). You can
Investment          have  money  automatically transferred from your checking or
Plan                savings  account  on a weekly, biweekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The
                    Fund may modify or terminate the AIP at any time without notice. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

Redeeming Shares
--------------------------------------------------------------------------------
Methods of Selling

Through a           If  you  purchased  your  shares  through a broker-dealer or
broker-dealer       other  financial organization, your  redemption order may be
organization        placed through  the same organization. The  organization  is responsible for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail Send your written redemption request to the Transfer Agent at the address below. Your request should be in good order and contain the Fund's name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Please see the Statement of Additional Information for more information.

                    Regular Mail                               Overnight Delivery
                    Everest Funds                              Everest Funds
                    Everest3 Fund                              Everest3 Fund
                    c/o U.S. Bancorp Funds Services, LLC       c/o U.S. Bancorp Fund Services, LLC
                    P.O. Box 701                               615 E. Michigan Street, Third Floor
                    Milwaukee, WI 53201-0701                   Milwaukee, Wisconsin  53202


                    The Transfer Agent may require a signature guarantee for certain redemption requests such as redemption requests made payable to a name that is different than on the account statement or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

By telephone        If  you  are  authorized  to  perform telephone transactions
                    (either  through  your  account   application   form  or  by
                    subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund by phone at 1-866-232-EVER. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

                    Note: Neither the Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

                    |X|  that you correctly state the Fund account number
                    |X|  the name in which your account is registered
                    |X| the social security or tax identification number under which the account is registered
                    |X| the address of the account holder, as stated in the account application form

By wire To redeem shares by wire, call your Fund at 1-866-232-EVER and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The Transfer Agent charges a $15 outgoing wire fee.

Payment of Redemption Proceeds to You
-------------------------------------
You may redeem the Fund's shares at a price equal to the NAV next determined after the Transfer Agent, receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed. All requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time) will usually be wired to the bank you indicate or mailed on the following day to the address of record. In all cases proceeds will be wired or a check mailed within seven calendar days after the Fund receives your redemption request.

--------------------------------------------------------------------------------
When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

|X|  The name of the Fund

|X|  The dollar amount of shares to be redeemed

|X| Signatures of all registered shareholders exactly as the shares are registered

|X|  The account number

--------------------------------------------------------------------------------

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days).

Short-Term Trading
The Fund will deduct a short-term trading fee of 0.50% from the redemption amount if you sell your shares after holding them less than 90 days. The short-term trading fees are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. If you purchased shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. This fee does not apply to shares acquired through the reinvestment of distributions. The Fund reserves the right to change the terms and amount of this fee.

General Transaction Policies
Some of the following policies are mentioned above. In general, the Fund reserves the right to:

|X|  Vary or waive any minimum investment requirement.

|X| Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

|X| Reject any purchase or exchange request for any reason. Generally, the Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor's history of excessive trading).

|X| Redeem all shares in your account if your balance falls below the Fund's minimum for the applicable class of shares. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

|X| Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

|X| Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed under "Buying Shares."

Your broker-dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker-dealer or other financial organization for details.

Exchange Privilege
Shareholders of record, including financial institutions and intermediaries, may exchange shares of the Fund for shares of another Everest Fund on any business day by contacting the applicable Fund's transfer agent directly. This exchange privilege may be changed or canceled by the Fund at any time upon 60 days notice. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. As a result, there may be tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. An exchange request received prior to the close of the NYSE will be made at that day's closing NAV.

You may also exchange shares of any or all of an investment in the Fund for Class A shares of the First American Prime Obligations Fund (the "First American Fund"). This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions. Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund's prospectus and the necessary exchange authorization forms, call the Transfer Agent at 1-866-232-EVER. The First American Fund is managed by U.S. Bancorp Piper Jaffray Asset Management, Inc., an affiliate of U.S. Bank, N.A. and the Transfer Agent. The First American Fund is unrelated to the Fund and the Transfer Agent charges a $5 fee for each telephone exchange.

Because excessive trading can hurt the Fund's performance and shareholders, the Fund reserves the right to, without notice, temporarily or permanently limit the number of exchanges you may make or to otherwise prohibit or restrict any exchange (between Funds or between the Fund and the First American Fund) that would not be, in the judgment of the Fund, in the best interest of the Fund or their shareholders. Exchanges are also generally subject to the General Transaction Policies listed above.

Distribution of Fund Shares
--------------------------------------------------------------------------------
Distributor
Quasar Distributors, LLC ("Quasar"), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the shares of each of the Fund. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis.

Distribution Plan
The Fund has implemented a Distribution Plan in accordance with Rule 12b-1 of the 1940 Act to provide certain distribution activities for the Fund and its shareholders. The Distribution Plan allows the Fund to pay fees for the sale and distribution of its shares. The Fund may pay up to 0.25% per year of its average daily net assets for such distribution activities. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributions and Taxes
--------------------------------------------------------------------------------
Dividends and Distributions
Generally, the Fund will declare dividends of net investment income annually. If such day falls on a weekend or holiday on which the NYSE is closed, the dividend will be distributed on the next succeeding business day. Payments vary in amount depending on income received from portfolio securities and expenses of operation of the Fund.

Shares will begin earning dividends on the day after which the Fund receives payment and shares are issued. Shares or cash continue to earn dividends through the date they are redeemed or delivered subsequent to reinstatement.

The Fund intends to qualify as a regulated investment company for federal income tax purposes and intends to make additional distributions to the minimum extent necessary to distribute the entire annual investment company taxable income of the Fund, plus any net capital gains and to avoid imposition of the excise tax imposed by the Internal Revenue Code of 1986, as amended. The additional distributions, if needed, would consist of the following:

|X| an increase in distribution scheduled for January to include any amount by which the estimated Fund investment company taxable income and net capital gains for a fiscal year exceeds the amount of Fund taxable income previously distributed with respect to such year, or, if greater, the minimum amount required to avoid imposition of such excise tax;

|X| a distribution soon after actual annual investment company taxable income and net capital gains of the Fund have been computed of the amount, if any, by which such actual income exceeds the distributions already made; or

|X| if, in the reasonable discretion of the Fund's manager, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Shareholders will be notified annually as to the federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the NAV of the shares received.

Taxation
As with any investment, your investment in the Fund could have tax consequences for you.

The Fund will earn income and gains on its investments, including investments in the underlying ETFs in which the Fund invests. Fund distributions are taxable to you as either ordinary income or capital gain. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Capital gain dividends paid by the Fund are taxable to you as long-term capital gain no matter how long you have owned your shares.

If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

By law, the Fund must withhold 30.5% of your taxable distributions and redemption proceeds if you do not provide your correct certified social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of another Fund is the same as a sale.

Fund distributions and gain from the sale or exchange of your shares generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

Financial Highlights
--------------------------------------------------------------------------------
The financial highlights table below is based on the financial history of the Fund and is intended to help you understand the financial performance of the Fund for the period December 1, 2000 to October 31, 2001. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions. The information below has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report dated October 31, 2001, which is available free of charge upon request. Please call 1-866-232-EVER for a free copy of the Annual Report.


                                  Everest3 Fund
                (For a share outstanding throughout the period)

                                                                                For the Period
                                                                              December 1, 2000(1)
                                                                                      to
                                                                               October 31, 2001
                                                                              ----------------------
PER SHARE DATA:
         Net Asset Value, Beginning of Period                                       $10.00
         Income from Investment Operations
                  Net investment income                                               0.03
                  Net realized and unrealized gain (loss) on investments            (2.27)
                                                                                    ------
                           Total from investment operations                         (2.24)
         Less Distributions
                  Dividends from net investment income                                 ---
                  Distributions from net realized gains                                ---
                                                                                       ---
                           Total distributions                                         ---
                                                                                       ---
         Net Asset Value, End of Period                                              $7.76
                                                                                     =====
TOTAL RETURN                                                                      (22.40%)(2)
SUPPLEMENTAL DATA AND RATIOS:
         Net Assets, in Thousands, End of Period                                    $4,708
         Ratio of Net Expenses to Average Net Assets                                 0.50%(3)(4)
         Ratio of Net Investment Income to Average Net Assets                        0.83%(3)(4)
         Portfolio Turnover Rate                                                      0.0%

(1)  Commencement of Operations.
(2)  Not annualized.
(3)  Computed on an annualized basis.
(4) Without expense reimbursements of $143,951 for the period December 1, 2000 to October 31, 2001, the ratio of expenses and net investment loss to average net assets would have been 6.32% and (4.99)%, respectively.

For More Information

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI)
The SAI dated January 8, 2002, provides more details about the Fund's policies and management. The SAI has been filed with the Securities and Exchange
Commission and is incorporated by reference (is legally a part of this Prospectus).

Annual and Semi-Annual Reports
The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual reports will contain a discussion of the market conditions and investment climate that affected the Fund's performance during the last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquires about the Fund by calling the Fund at 1-866-232-EVER or by writing to:

Everest Funds
Everest3 Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53202-0701

Information about the Fund, including the Statement of Additional Information, can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

                                       Investment Company Act File No. 811-10057
















                                   PROSPECTUS


                                 January 8, 2002



                              EVEREST AMERICA FUND

                          A series of the Everest Funds



                                     [LOGO]


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.






                              ---------------------

                                TABLE OF CONTENTS
                              ---------------------


GOALS AND PRINCIPAL INVESTMENT STRATEGIES......................................1

PRINCIPAL INVESTMENT RISKS.....................................................1

PERFORMANCE INFORMATION........................................................4

FEES AND EXPENSES..............................................................5

HOW THE FUND INVESTS...........................................................6

   TEMPORARY INVESTMENTS.......................................................8

MANAGEMENT OF THE FUND.........................................................8

DETERMINATION OF NET ASSET VALUE...............................................9

BUYING SHARES..................................................................9

   METHODS OF BUYING..........................................................10

REDEEMING SHARES..............................................................11

   METHODS OF SELLING.........................................................11

DISTRIBUTION OF FUND SHARES...................................................14

DISTRIBUTIONS AND TAXES.......................................................15

FINANCIAL HIGHLIGHTS..........................................................17



Goals and Principal Investment Strategies
--------------------------------------------------------------------------------
The Everest America Fund (the "Fund") pursues a goal of long-term capital growth. The Fund's goals and strategies may be changed by action of the Board of Trustees of the Everest Funds (the "Trust") without shareholder approval.

The Fund seeks to meet its goal by investing primarily in common stocks selected for their growth potential. The manager or sub-adviser selects companies with growth potential based on various financial and fundamental criteria, such as strong balance sheets or prominent market positions. Under normal market conditions, the Fund will invest in the securities of companies of any size. The Fund's investments mainly consist of common stocks, preferred stocks and convertible securities. The Fund may also, from time to time, invest its assets to a limited extent in American Depositary Receipts ("ADRs") and securities of foreign companies. The Fund normally concentrates its investment in a core group of 30 to 50 common stocks.

The Fund cannot guarantee that it will achieve its goals. For more information, see "How the Fund Invests" on page 4 of this prospectus.

Principal Investment Risks
--------------------------------------------------------------------------------
You should be aware that you may lose money by investing in the Fund. The principal risks of investing in the Fund are discussed below.

|X|  Investment in Common Stocks
     The Fund invests in common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary, and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, and banking crises. If you held common stocks of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.

|X|  Liquidity Risks
     The Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of illiquid securities at an advantageous time or price. To the extent that the Fund invests in securities of companies with smaller market capitalization or securities with substantial market risk, they will have a greater exposure to liquidity risk.

|X|  Management Selection Risk
     The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the manager or sub-adviser's allocation of the Fund's assets. The manager or sub-adviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks in which the Fund is invested may prove to be incorrect and there is no guarantee that the manager or sub-adviser's judgment will produce the desired results.

|X|  Technology Risk
     To the extent that the Fund invests in technology related stocks, it is subject to special technology risks. Technology related companies face risks such as competitive pressures and technological obsolescence and may be subject to greater governmental regulation than many other industries. The value of the Fund's shares may be susceptible to factors affecting the technology areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities. Furthermore, companies within the technology industries face greater risks of competition from new market entrances and increased research and development costs. Companies in these areas are often dependent upon consumer and business acceptance as new technologies evolve.

|X|  Non-Diversification Risk
     The Fund is "non-diversified," which means that more of the Fund's assets may be invested in the securities of a single issuer than a diversified fund. This may make the value of the Fund's shares more susceptible to certain risks than shares of a diversified fund. As a non-diversified Fund, it has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

|X|  Small and Medium Capitalization Risks
     The Fund may wish to take advantage of attractive investment opportunities of start-up companies or companies with small and medium size market capitalization. Such companies are subject to certain risks such as narrower markets, fewer products or services to offer and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets. Because the Fund concentrates its investment in a core group of 30 to 50 common stocks, the business failure of any small or medium size companies in that group can cause even greater volatility to the Fund.

|X|  Initial Public Offerings
     The Fund may invest a small percentage of its assets in initial public offerings ("IPOs"). By definition, IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility. Many IPOs are issued by undercapitalized companies of small or microcap size. Investments in IPOs may have a magnified performance impact relative to other investments.

|X|  Foreign Securities
     The Fund may invest in foreign securities directly or through ADRs. Investments in these types of securities involve certain inherent risks that could increase the potential for loss in the Fund. For example, the Fund may be affected by the value of the local currency relative to the U.S. dollar. Also, U.S. dollar denominated securities of foreign issuers may also be affected by certain currency risks. Accordingly, the Fund will not hold foreign currency as an investment or invest in foreign currency contracts.

     In addition, foreign investments may be subject to heightened political and economic risks, particularly in countries with unstable governments, immature economic structures, different legal systems, economies based on few industries, and national policies restricting investments by foreigners. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

     Finally, foreign issuers may not be subject to the same uniform accounting, auditing, or financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers. Foreign securities markets may also be less liquid and more volatile than domestic markets, which may result in delays in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

|X|  Interest Rate Risk
     The market value of certain fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of convertible debt securities declines. If the market value of certain of the Fund's investments decreases, investors may lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
--------------------------------------------------------------------------------
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.

Fees and Expenses
--------------------------------------------------------------------------------
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Total Annual Fund Operating Expenses are based, in part, on estimated expenses.

--------------------------------------------------------------------------- ----
 Shareholder Fees (fees paid directly from your investment)  Everest America
                                                                  Fund
----------------------------------------------------------- ------------------
    Maximum Sales Charge (Load) on Purchases                      None
-----------------------------------------------------------
    Maximum Deferred Sales Charge (Load) on Redemptions           None
-----------------------------------------------------------
    Redemption Fee (as a percentage of amount redeemed)(1)        0.50%
-----------------------------------------------------------
    Maximum Account Fee(2)                                        None
-----------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from       Everest America
Fund assets)                                                      Fund
----------------------------------------------------------- ------------------
    Management Fees                                               1.00%
-----------------------------------------------------------
    Distribution and/or Service (12b-1) Fees                      0.25%
-----------------------------------------------------------
    Other Expenses(3)                                             3.04%
-----------------------------------------------------------
    Total Annual Fund Operating Expenses(4)                       4.29%
----------------------------------------------------------- ------------------

(1) The Fund charges a redemption fee of 0.50% on shares you have held for less than 90 days.
(2)  IRA accounts are charged a maximum account fee of $12.50 per year.
(3)  Other expenses are based on estimates for the current fiscal year.
(4) The manager has voluntarily agreed to waive all or a portion of its management fee and/or reimburse expenses to limit the Total Annual Operating Expenses for shares of the Fund to 1.25%. These expense limitations are not reflected in the table above or example below. The manager may choose to terminate these waivers or revise the limits on Total Annual Operating Expenses at any time.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

1. You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares of such Fund at the end of those periods,

2.   You reinvested all dividends and capital gain distributions,

3.   Your investment has a 5% return each year, and

4.   The applicable Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------ ----------- ------------ ----------- -----------
                           1 Year      3 Years     5 Years     10 Years
------------------------ ----------- ------------ ----------- -----------
Everest America Fund        $431       $1,301        N/A         N/A
------------------------ ----------- ------------ ----------- -----------

How the Fund Invests
--------------------------------------------------------------------------------
Market Capitalization: The most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding.
--------------------------------------------------------------------------------
The Fund seeks to meet its goal by investing primarily in common stocks selected for their growth potential. Under normal market conditions, the Fund will invest at least 80% of its assets in the equity securities of U.S. companies of any size, including companies with small, medium or large capitalization. The Fund considers U.S. companies to be those companies that are headquartered inside the United States, derive more than 50% of their gross revenues in the United States, or have more than 50% of their assets inside of the United States.

The Fund's investment in equity securities may include common stocks, preferred stocks and convertible securities. The convertible securities in which the Fund may invest will be investment grade or better. Investment grade securities are those rated, at the time of purchase, in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") or determined to be of comparable quality by the manager or sub-adviser if the security is unrated. The Fund may also invest up to 20% of its assets in ADRs and equity securities of foreign issuers. ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. Typically, however, the Fund concentrates its investment in a core group of 30 to 50 common stocks.

The manager or sub-adviser uses a "bottom up" approach to selecting companies, which means that the manager or sub-adviser seeks to identify, on an individual basis, companies with earnings growth potential that may not be recognized by the market at large. The manager selects stocks of companies that it believes have potential for growth in light of certain corporate characteristics, such as:

 o    price/earnings ratio;      o    experienced management; and
 o    market leadership;         o    proprietary products, processes
 o    strong balance sheet;           and/or services.


Generally, the types of growth companies in which the Fund intends to invest are those that the manager or sub-adviser believes are, or are likely to become, financially sound or leaders in their respective industries, or will likely develop a historical record of consistent growth and stability of earnings.

The above factors, however, are not limiting factors in the selection of securities for the Fund. Furthermore, while the Fund invests primarily in domestic equity securities, the Fund may invest, to a limited degree, in other types of domestic (and foreign) securities and use other, non-principal investment strategies. Such investments and/or strategies may include:

o   debt securities;                       o   short sales;
o   other investment companies;            o   purchases on margin; and
o   securities issued on a when-issued,    o   options investing, such as
    delayed delivery or forward commitment     writing covered call options
    basis;                                     and/or purchasing covered put
                                               options.

The Fund's investments in debt securities will consist of securities rated investment grade or better and will generally possess short-term to intermediate maturities. Short-term securities are those securities that generally have a maturity of less than three years. Intermediate-term securities generally mature between three and ten years.

Temporary Investments
When the manager or sub-advisor believes market or economic conditions are unfavorable for investors, the Fund may invest up to 100% of its assets in a temporary defensive manner or hold a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments, such as money market fund shares, money market instruments, and/or high quality short-term debt securities. The manager or sub-adviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in common stocks. In these circumstances, the Fund may be unable to achieve its investment goal.

Management of the Fund
--------------------------------------------------------------------------------
Manager
The manager, Everest Funds Management, LLC, subject to the general supervision of the Everest Funds' Board of Trustees, is the investment adviser to the Fund and is responsible for the day-to-day management of the Fund in accordance with the Fund's objectives and policies. This includes making investment decisions, and buying and selling securities. The manager is located at 5805 S. 86th Circle, Omaha, Nebraska 68127. As of the date of this Prospectus, the only discretionary assets under management of the manager are the assets of the Everest Funds.

In exchange for its services, the manager is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 1.00% of the average daily net assets of the Fund. The manager has voluntarily agreed that in the event that the Fund's operating expenses (including the management fee but excluding taxes, interest, brokerage and extraordinary expenses, if any) exceed 1.25% of the Fund's average net assets, on an annual basis, the manager will reduce the amount of the management fee or assume expenses of the Fund in the amount of such excess. No sales charges or commissions are payable in connection with the sale of the Fund's shares.

Sub-Adviser
The manager has entered into a sub-advisory agreement with Pflug Koory, LLC, to assist it in the day-to-day management and provide other advisory services to the Fund. These services include developing and maintaining an investment program for the Fund, making investment decisions with the assets of the Fund, and placing all orders for the purchase and sale of securities on behalf of the Fund. The sub-adviser is located at 14441 Dupont Court, Suite 100, Omaha, Nebraska 68144.

In exchange for its services to the manager, the sub-adviser is entitled to receive an annual management fee calculated daily and payable monthly, equal to 0.25% of the average daily net assets of the Fund. The sub-adviser fees are paid directly by the manager out of the manager's annual advisory fees.

Portfolio Managers
|X| Douglas M. Larson, Chief Investment Officer of the manager, serves as lead portfolio manager to the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Prior to joining the manager, Mr. Larson served as a Vice President and Senior Trust Officer of Commercial Federal Bank in Omaha, Nebraska, from June 1999 through April 2000. Prior to that, he served as Senior Vice President and Senior Trust Officer at Marquette Bank from April 1996 through June 1999. Prior to that, Mr. Larson served as a Trust Department Manager and Trust Officer in two community banks in central Iowa.

|X| Thomas F. Pflug, President of the sub-adviser, serves as co-portfolio manager to the Fund. Mr. Pflug has been President of the sub-adviser and its predecessor entity, Pflug Investment Management, Inc., since its inception in 1992. Mr. Pflug was a Vice President at Wallace R. Weitz & Co., an investment adviser in Nebraska, from 1989 through 1992.

Transfer Agent, Custodian and other Services
U.S. Bancorp Fund Services, LLC (the "Transfer Agent"), located in Milwaukee, Wisconsin, provides administrative, accounting and transfer agent services to the Fund. U.S. Bank, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

Determination of Net Asset Value
--------------------------------------------------------------------------------
The value of a single share of the Fund is the net asset value per share ("NAV") calculated by adding the value of the Fund's investments, cash and other assets less liabilities, and dividing by the total number of outstanding shares of the Fund. The Fund's NAV is normally calculated as of the close of business of the New York Stock Exchange (the "NYSE") (usually 4:00 p.m. Eastern time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes at any other time, or if an emergency exists, the Fund's NAV may be calculated at a different time. The Fund is open for business each day the NYSE is open. The NYSE is closed most national holidays and Good Friday. To the extent that the Fund's assets are traded in other markets on days in which the NYSE is closed, the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days in which the Fund is open for business.

Buying Shares
--------------------------------------------------------------------------------
To open an account, you must invest at least the minimum amount.

     Minimum Investments          To Open             To Add to
                                Your Account        Your Account
     Regular accounts              $5,000               $250
     IRA accounts                  $2,000               $100

--------------------------------------------------------------------------------
The Fund's investors are subject to the same policies and restrictions when purchasing Fund shares. Shares of the Fund may be purchased by check or by wire transfer of funds through a bank or through one or more brokers authorized by the applicable Fund to receive purchase orders. The minimum initial investment for regular accounts is $5,000 and $2,000 for IRA accounts. Initial investments may be made in any amount in excess of these amounts. To add to existing accounts, regular accounts require a minimum investment of $250, and IRA accounts require a $100 investment.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting management strategies and by increasing expenses. Accordingly, the Fund may reject your purchase order if in the manager's opinion, you have a pattern of short-term or excessive trading, your trading has been or may be disruptive to the Fund, or rejection otherwise would be in the Fund's best interest.

--------------------------------------------------------------------------------
When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

|X|      The name of the Fund

|X|      The dollar amount of shares to be purchased

|X|      Purchase application or investment stub

|X|      Check payable to "Everest Funds"
--------------------------------------------------------------------------------

Timing of Requests
Your share price will be the next NAV calculated after the Transfer Agent receives your request in good order. All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day. Requests received after 4:00 p.m. will receive the next business day's NAV.

Methods of Buying

Through an You can purchase shares of the Fund through any broker-dealer authorized organization that has been authorized by the Fund. These
broker-dealer  broker-dealers   are  further   authorized  to  designate   other
               intermediaries  to receive purchase and redemption  orders on the
               Fund's behalf.  A purchase  order is deemed  received by the Fund
               when  an  authorized   broker-dealer,   or,  if   applicable,   a
               broker-dealer's authorized designee, receives the request in good order. Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail To open an account, complete an account application form and send it together with your check for the amount you wish to invest in the Fund to the address below. To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent. No third party checks will be accepted. If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent. Please visit www.everestfund.com for more information about how to purchase shares of the Fund.

               Regular Mail                             Overnight Delivery
               Everest Funds                            Everest Funds
               Everest America Fund                     Everest America Fund
               c/o U.S. Bancorp Fund Services, LLC      c/o U.S. Bancorp Fund Services, LLC
               P.O. Box 701                             615 E. Michigan Street, Third Floor
               Milwaukee, WI 53201-0701                 Milwaukee, Wisconsin  53202

               NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.

By telephone   To make additional  investments by telephone,  you must check the appropriate  box on your  account  application  form  authorizing
               telephone   purchases.   If  you  have  given  authorization  for
               telephone  transactions  and your  account  has been  open for at
               least  15  days,   call  the   Transfer   Agent   toll   free  at
               1-866-232-EVER and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing
               House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By wire To open an account or to make additional investments by wire, call 1-866-232-EVER to obtain a shareholder account number and instructions. You should then instruct your bank to wire transfer the intended amount in federal funds to:

                    U.S. Bank, N.A.
                    Milwaukee, WI  53202
                    ABA #:  042000013
                    Credit:  U.S. Bancorp Fund Services, LLC
                    Account #:  112-952-137
                    Further Credit:   Everest Funds,  Everest America Fund
                                      (your name or the title on the account)
                                      (your account #)

Through an Once you open your account, you may purchase shares of the Fund Automatic through an Automatic Investment Plan ("AIP"). You can have money Investment automatically transferred from your checking or savings account
Plan           on a weekly, biweekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time without notice. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

Redeeming Shares
--------------------------------------------------------------------------------
Methods of Selling

Through a If you purchased your shares through a broker-dealer or other broker-dealer financial organization, your redemption order may be placed organization through the same organization. The organization is responsible for sending your redemption  order to the Fund on a timely basis.
               Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail Send your written redemption request to the Transfer Agent at the address below. Your request should be in good order and contain the Fund's name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Please see the Statement of Additional Information for more information.

               Regular Mail                             Overnight Delivery
               Everest Funds                            Everest Funds
               Everest America Fund                     Everest America Fund
               c/o U.S. Bancorp Fund Services, LLC      c/o U.S. Bancorp Fund Services, LLC
               P.O. Box 701                             615 E. Michigan Street, Third Floor
               Milwaukee, WI 53201-0701                 Milwaukee, Wisconsin  53202

               The Transfer Agent may require a signature guarantee for certain redemption requests such as redemption requests made payable to a name that is different than on the account statement or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

By telephone   If you are authorized to perform telephone  transactions  (either
               through  your   account   application   form  or  by   subsequent
               arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund by phone at 1-866-232-EVER. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

               Note: Neither the Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

               |X|  that you correctly state the Fund account number
               |X|  the name in which your account is registered
               |X| the social security or tax identification number under which the account is registered
               |X| the address of the account holder, as stated in the account application form

By wire To redeem shares by wire, call your Fund at 1-866-232-EVER and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The Transfer Agent charges a $15 outgoing wire fee.

Payment of Redemption Proceeds to You

--------------------------------------------------------------------------------
When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

|X|  The name of the Fund

|X|  The dollar amount of shares to be redeemed

|X| Signatures of all registered shareholders exactly as the shares are registered

|X|  The account number
--------------------------------------------------------------------------------

You may redeem the Fund's shares at a price equal to the NAV next determined after the Transfer Agent, receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed. All requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time) will usually be wired to the bank you indicate or mailed on the following day to the address of record. In all cases proceeds will be wired or a check mailed within seven calendar days after the Fund receives your redemption request.

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days).

Short-Term Trading
The Fund will deduct a short-term trading fee of 0.50% from the redemption amount if you sell your shares after holding them less than 90 days. The short-term trading fees are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. If you purchased shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. This fee does not apply to shares acquired through the reinvestment of distributions. The Fund reserves the right to change the terms and amount of this fee.

General Transaction Policies
Some of the following policies are mentioned above. In general, the Fund reserves the right to:

|X|  Vary or waive any minimum investment requirement.

|X| Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

|X| Reject any purchase or exchange request for any reason. Generally, the Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor's history of excessive trading).

|X| Redeem all shares in your account if your balance falls below the Fund's minimum for the applicable class of shares. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

|X| Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

|X| Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed under "Buying Shares."

Your broker-dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker-dealer or other financial organization for details.

Exchange Privilege
Shareholders of record, including financial institutions and intermediaries, may exchange shares of the Fund for shares of another Everest Fund on any business day by contacting the applicable Fund's transfer agent directly. This exchange privilege may be changed or canceled by the Fund at any time upon 60 days notice. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. Exercising the exchange privilege consists of two transactions: a sale of shares in the Fund and the purchase of shares in another. As a result, there may be tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. An exchange request received prior to the close of the NYSE will be made at that day's closing NAV.

You may also exchange shares of any or all of an investment in the Fund for Class A shares of the First American Prime Obligations Fund (the "First American Fund"). This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions. Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund's prospectus and the necessary exchange authorization forms, call the Transfer Agent at 1-866-232-EVER. The First American Fund is managed by U.S. Bancorp Piper Jaffray Asset Management, Inc., an affiliate of U.S. Bank, N.A. and the Transfer Agent. The First American Fund is unrelated to the Fund and the Transfer Agent charges a $5 fee for each telephone exchange.

Because excessive trading can hurt the Fund's performance and shareholders, the Fund reserves the right to, without notice, temporarily or permanently limit the number of exchanges you may make or to otherwise prohibit or restrict any exchange (between Funds or between the Fund and the First American Fund) that would not be, in the judgment of the Fund, in the best interest of the Fund or their shareholders. Exchanges are also generally subject to the General Transaction Policies listed above.

Distribution of Fund Shares
--------------------------------------------------------------------------------
Distributor
Quasar Distributors, LLC ("Quasar"), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis.

Distribution Plan
The Fund has implemented a Distribution Plan in accordance with Rule 12b-1 of the 1940 Act to provide certain distribution activities for the Fund and its shareholders. The Distribution Plan allows the Fund to pay fees for the sale and distribution of its shares. The Fund may pay up to 0.25% per year of its average daily net assets for such distribution activities. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributions and Taxes
--------------------------------------------------------------------------------
Dividends and Distributions
Generally, the Fund will declare dividends of net investment income annually. If such day falls on a weekend or holiday on which the NYSE is closed, the dividend will be distributed on the next succeeding business day. Payments vary in amount depending on income received from portfolio securities and expenses of operation of the Fund.

Shares will begin earning dividends on the day after which the Fund receives payment and shares are issued. Shares or cash continue to earn dividends through the date they are redeemed or delivered subsequent to reinstatement.

The Fund intends to qualify as a regulated investment company for federal income tax purposes and intends to make additional distributions to the minimum extent necessary to distribute the entire annual investment company taxable income of the Fund, plus any net capital gains and to avoid imposition of the excise tax imposed by the Internal Revenue Code of 1986, as amended. The additional distributions, if needed, would consist of the following:

|X| an increase in distribution scheduled for January to include any amount by which the estimated Fund investment company taxable income and net capital gains for a fiscal year exceeds the amount of Fund taxable income previously distributed with respect to such year, or, if greater, the minimum amount required to avoid imposition of such excise tax;

|X| a distribution soon after actual annual investment company taxable income and net capital gains of the Fund have been computed of the amount, if any, by which such actual income exceeds the distributions already made; or

|X| if, in the reasonable discretion of the Fund's manager, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Shareholders will be notified annually as to the federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the NAV of the shares received.

Taxation
As with any investment, your investment in the Fund could have tax consequences for you.

The Fund will earn income and gains on its investments. Fund distributions are taxable to you as either ordinary income or capital gain. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Capital gain dividends paid by the Fund are taxable to you as long-term capital gain no matter how long you have owned your shares.

If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

By law, the Fund must withhold 30.5% of your taxable distributions and redemption proceeds if you do not provide your correct certified social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of another Fund is the same as a sale.

Fund distributions and gain from the sale or exchange of your shares generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

Financial Highlights
--------------------------------------------------------------------------------
Because the Fund has recently commenced operations, there are no financial highlights available at this time.


For More Information

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI)
The SAI dated January 8, 2002, provides more details about the Fund's policies and management. The SAI has been filed with the Securities and Exchange
Commission and is incorporated by reference (is legally a part of this Prospectus).

Annual and Semi-Annual Reports
After the Fund has been operating for the appropriate time, annual and semi-annual reports will be made available. The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual reports will contain a discussion of the market conditions and investment climate that affected the Fund's performance during the last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquires about the Fund by calling the Fund at 1-866-232-EVER or by writing to:

Everest Funds
Everest America Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53202-0701

Information about the Fund, including the Statement of Additional Information, can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

                                       Investment Company Act File No. 811-10057